Marketable securities	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable securities

Note 5: Marketable securities

As of December 31, 2020, the amortized cost, unrealized holding gains and losses and fair value of marketable securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$54,580	$37	$(15)	$54,602
Corporate bonds	302,623	320	(125)	302,818
Total	$357,203	$357	$(140)	$357,420

As of December 31, 2019, the amortized cost, unrealized holding gains and losses and fair value of such securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value

Municipal and U.S. treasury bonds	$75,340	$76	$—	$75,416
Corporate bonds	34,965	—	(17)	34,948
Total	$110,305	$76	$(17)	$110,364

The following table summarizes the fair value and amortized cost of the available-for-sale securities by contractual maturity as of December 31, 2020:

	Amortized
	Cost	Fair Value
Due within one year	$129,263	$129,372
Due after one year through two years	227,939	228,048
Total	$357,202	$357,420